FAM Value Fund
FAM Value Fund
Investment Objective:
FAM Value Fund's investment objective is to maximize long-term return on capital.
Fees and Expenses of the Fund:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
S H A R E H O L D E R F E E S (fees paid directly from your investment)
Shareholder Fees -	FAM Value Fund Investor Class
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

AN N UA L F U N D O P E R AT I N G E X P E N S E S (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	FAM Value Fund Investor Class
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.20%

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSE EXAMPLE
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
FAM Value Fund Investor Class	122	381	660	1,455

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or"turnsover" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fundshares areheld ina taxable account.  Thesecosts, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 8.38% of the average value of its portfolio.

Principal Investment Strategies:

Fenimore Asset Management, Inc. ("Fenimore"), the investment advisor to the Fund, employsa"valueapproach"inmakingitscommonstockselections.  ThisapproachisbasedonFenimore'sbeliefthat atanygivenpointintimethestockpriceofacompanymaysellbelowthecompany's"truebusinessworth".  Factors consideredinevaluatingthetruebusinessworthincludethecompany'scurrentearningsandFenimore'sopinionas toitsfutureearningspotential.Afteridentifyingacompanywhosesecuritiesaredeterminedtohaveafavorableprice-to-earnings relationship,Fenimoreplanstoinvestinsuchsecuritiesuntilthe"truebusinessworth"nearsthemarketprice ofthecompany'ssecurities.

Generally, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.  The Fund may invest in the securities of issuers of all sizes and market capitalizations.  The Fund may also invest in the securities of both domestic and foreign issuers.

Principal Risks:

• StockMarketRisk- the value of stocks fluctuate inresponse to the activities of individual companiesandgeneralstock market and economic conditions.  Stock prices may decline over short or extended periods of time.  Stocks are more volatile and riskier than some other forms of investments.

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

• Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

• Market Risk - the value of your investment will go up and down, which means that you could lose money.

• Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States.  Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Annual Total Return:

The following bar chart and table show some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund's performance since 2004.  The table shows the Fund's average annual returns (before and after taxes ) for the one year, five year and ten year periods compared to those of the Russell MidCap Index, the Fund's primary benchmark index, and Russell 2000 Index, the Fund's previous primary benchmark index.   The Fund recently changed its primary benchmark index to the Russell Midcap Index because it was determined that this index is more reflective of the Fund's investment style.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information may be obtained at the Fund's website famfunds.com.

Return for the Year Ended December 31,

Best Quarter (ended 12/31/11): 13.34% Worst Quarter (ended 12/31/08): -20.68%
A V E R A G E A N N U A L T O T A L R E T U R N (for the periods ending December 31, 2013)
Average Annual Total Returns - FAM Value Fund	1 Year	5 Years	10 Years
Investor Class	32.96%	16.09%	7.18%
Investor Class after taxes on distributions	31.66%	15.68%	6.61%
Investor Class after taxes on distributions and sale of fund shares	21.18%	13.51%	5.94%
Russell Mid-Cap index	34.76%	22.36%	10.22%
Russell 2000 Index	38.82%	20.08%	9.07%

The  after-tax  returns  shown  in  the  table  are  calculated  using  the  historical  highest  individual  federal  marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on  the  investor's  tax  situation  and  may  differ  from  those  shown.   The  after-tax  returns  are  not  relevant  to investors  who  hold  their  Fund  shares  through  tax-deferred  arrangements  such  as  401(k)  plans  or  individual retirement accounts, or to investors who are tax exempt.